Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000162163 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000162163 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000162163 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000162163 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162163 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162163 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162163 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162163 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162163 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162163 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162163 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162163 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162163 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000162163 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	9.40%
C000162163 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000162163 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000162163 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.20%
C000162163 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000162163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020637 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000020637 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020637 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020637 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020637 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020637 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020637 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020637 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020637 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020637 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020637 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020637 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020637 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000020637 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	9.40%
C000020637 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000020637 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000020637 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.20%
C000020637 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000020637 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%